Summary of Significant Accounting Policies (Stock Based Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Stock based compensation expense	$ 199
Risk-free interest rate-weighted average	2.606%
Expected life of options-weighted average	10 years
Stock volatility	44.37%
Expected dividend yield	7.80%